Shareholders' Equity	12 Months Ended
Dec. 31, 2025
Shareholders’ Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 13 - SHAREHOLDERS’ EQUITY:

Share capital

As of December 31, 2025 and 2024, the Company’s share capital is composed as follows:

	Number of shares
	Authorized	Issued and paid	Authorized	Issued and paid
	December 31, 2025		December 31, 2024
Ordinary shares of no-par value	150,000,000	71,758,374	150,000,000	69,144,269

The last reported market price for the Company’s securities on December 31, 2025, was $8.58 per ADS on Nasdaq and NIS 2.811 per share on the Tel Aviv Stock Exchange.

Rights conferred by ordinary shares

The ordinary shares confer upon their holders’ voting rights, the right to receive dividends, the right to a share in excess assets upon liquidation of the Company and other rights as set out in the Company’s articles of association.

Shares issuance

During the year ended December 31, 2025, 914,856 ordinary shares were issued to O.R.B., as described in note 9, as a repayment for the long-term loan, reflecting a consideration of $978 thousand.

During the year ended December 31, 2024, 527,686 warrants issued as a part of the Company’s September 14, 2023 private placement and 75,900 warrants issued as part of April 3, 2020 public offering, were exercised into 603,586 ADSs, or 6,035,860 ordinary shares, for total consideration of $2,253 thousand.

Also, the Company issued shares from exercised options and issued RSUs to employees and consultants. See further details in Note 11.